INCOME TAXES	12 Months Ended
Dec. 29, 2018
INCOME TAXES
INCOME TAXES

J.INCOME TAXES

Income tax provisions for the years ended December 29, 2018, December 30, 2017, and December 31, 2016 are summarized as follows (in thousands):

	2018	2017	2016
Currently Payable:
Federal	$31,492	$44,413	$42,397
State and local	7,544	8,579	6,341
Foreign	5,527	6,240	6,143
	44,563	59,232	54,881
Net Deferred:
Federal	2,965	(7,681)	(455)
State and local	(522)	(864)	438
Foreign	(1,565)	1,280	310
	878	(7,265)	293
	$45,441	$51,967	$55,174

The components of earnings before income taxes consist of the following:

	2018	2017	2016
U.S.	$180,261	$151,395	$140,106
Foreign	17,592	24,612	20,565
Total	$197,853	$176,007	$160,671

The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2018	2017	2016
Statutory federal income tax rate	21.0%	35.0%	35.0%
State and local taxes (net of federal benefits)	3.8	3.0	3.1
Effect of noncontrolling owned interest in earnings of partnerships	(0.1)	(0.2)	(0.2)
Manufacturing deduction	n/a	(2.5)	(2.4)
Tax credits, including foreign tax credit	(1.6)	(2.0)	(1.4)
Change in uncertain tax positions reserve	0.1	0.4	0.4
Other permanent differences	0.6	(0.1)	0.1
Other, net	(0.7)	(0.6)	(0.3)
Impact of Tax Act and reduction of corporate tax rate	(0.1)	(3.5)	—
Effective income tax rate	23.0%	29.5%	34.3%

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 29, 2018 and December 30, 2017 are as follows (in thousands):

	2018	2017
Employee benefits	$20,914	$17,048
Net operating loss carryforwards	6,520	8,592
Foreign subsidiary capital loss carryforward	504	546
Other tax credits	586	709
Inventory	1,090	358
Reserves on receivables	802	714
Accrued expenses	1,593	2,060
Other, net	2,785	1,879
Gross deferred income tax assets	34,794	31,906
Valuation allowance	(2,707)	(4,706)
Deferred income tax assets	32,087	27,200
Depreciation	(24,881)	(19,992)
Intangibles	(20,225)	(19,422)
Other, net	—	—
Deferred income tax liabilities	(45,106)	(39,414)
Net deferred income tax liability	$(13,019)	$(12,214)

As of December 29, 2018, the company had federal, state and foreign net operating loss carryforwards of $6.5 million and state tax credit carryforwards of $0.4 million, which will expire at various dates.

The NOL and credit carryforwards expire as follows:

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2018 – 2022	$—	$165	$347	$—	$381
2023 - 2027	—	526	635	—	—
2028 - 2032	2,859	672	114	—	—
2033 - 2037	41	812	—	—	—
Thereafter	—	293	56	—	—
Total	$2,900	$2,468	$1,152	$—	$381

As of December 29, 2018, we believe that it is more likely than not that the benefit from certain state and foreign NOL carryforwards as well as certain state tax credit carryforwards will not be realized. In recognition of this risk, we have provided a valuation allowance against various NOL and tax credit carryforwards. Furthermore, there is a valuation allowance of $0.5 million against a capital loss carryforward we have for a wholly-owned subsidiary, UFP Canada, Inc. Based upon the business activity and the nature of the assets of this subsidiary, our ability to realize a future benefit from this carryforward is doubtful. The capital loss has an unlimited carryforward and therefore will not expire unless there is a change in control of the subsidiary.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the ”Tax Act”).  The Tax Act makes broad and complex changes to the U.S. tax code that affected 2017, including, but not limited to, (1) requiring a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries that is payable over eight years and (2) bonus depreciation that will allow for full expensing of qualified property.

The Tax Act also established new tax laws that will affect 2018, including, but not limited to, (1) reduction of the U.S. federal corporate tax rate; (2) elimination of the corporate alternative minimum tax (AMT); (3) the creation of the  base erosion anti-abuse tax (BEAT), a new minimum tax: (4) a general elimination of U.S. federal income taxes on dividends from foreign subsidiaries; (5) a new provision designed to tax global intangible low-taxed income (GILTI), which allows for the possibility of using foreign tax credits (FTCs) and a deduction of up to 50 percent to offset the income tax liability (subject to some limitations); (6) a new limitation on deductible interest expense; (7) the repeal of the domestic production activity deduction; (8) limitations on the deductibility of certain executive compensation; (9) limitations on the use of FTCs to reduce the U.S. income tax liability; and (10) limitations on net operating losses (NOLs) generated after December 31, 2017, to 80 percent of taxable income.

The SEC staff issued SAB 118, which provides guidance on accounting for the tax effects of the Tax Act.  SAB 118 provides a measurement period that should not extend beyond one year from the Tax Act enactment date for companies to complete the accounting under ASC 740.  In accordance with SAB 118, a company must reflect the income tax effects of those aspects of the Act for which the accounting under ASC 740 is complete.  To the extent that a company’s accounting for certain income tax effects of the Tax Act is incomplete but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements.  If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply ASC 740 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the Tax Act.

In connection with our initial analysis of the impact of the Tax Act, we recorded a provisional discrete net tax benefit of $6.1 million in the period ending December 30, 2017 which consisted primarily of (1) a net benefit for the corporate rate reduction of $8.2 million; (2) a net expenses for the write-down of deferred tax assets for stock based compensation that will no longer be deductible for $1.9 million; and (3) a net expense for the transition tax of $0.2 million. We completed our accounting for the income tax effects of the Tax Act in 2018 and have recognized an additional measurement-period adjustment of a net tax benefit of $0.3 million in the period ending December 29, 2018.  The adjusted total impact of the Tax Act is now $6.4 million which consists of the following: (1) the net benefit for the corporate rate reduction remained the same at $8.2 million; (2) a net expense for the write-down of the deferred tax assets for stock based compensation was reduced by $0.1 million to $1.8 million, and (3) the net expense for the transition tax was eliminated and reduced by $0.2 million. The effect of the measurement-period adjustment on the 2018 effective tax rate was a reduction of approximately 0.1 percent.

Global intangible low taxed income (GILTI):  The Tax Act created a new requirement that certain income (i.e., GILTI) earned by controlled foreign corporations (CFCs) must be included currently in the gross income of the CFCs’ U.S. shareholder.  GILTI is the excess of the shareholder’s “net CFC tested income” over the net deemed tangible income return, which is currently defined as the excess of (1) 10 percent of the aggregate of the U.S. shareholder’s pro rata share of the qualified business asset investment of each CFC with respect to which it is a U.S. shareholder over (2) the amount of certain interest expense taken into account in the determination of net CFC-tested income.

In our evaluation of this provision of the Tax Act and the application of ASC 740, we elected under U.S. GAAP,  to make the accounting policy of treating taxes due on future U.S. inclusions in taxable income related to GILTI as a current-period expense when incurred (the “period cost method”) as opposed to factoring such amounts into a company’s measurement of its deferred taxes (the “deferred method”).  For the year ended December 29, 2018, we determined that no GILTI tax inclusion was applicable.